UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04379
Plan Investment Fund, Inc.
(Exact Name of Registrant as specified in charter)
2 Mid America Plaza
Suite 200
Oakbrook Terrace, Illinois 60181
(Address of Principal Executive Offices) (Zip code)
Gerard T. Mallen, President
2 Mid America Plaza
Suite 200
Oakbrook Terrace, Illinois 60181
(Name and Address of Agent for Service)
COPY TO:
Robert F. Weber, Esq.
Seyfarth Shaw LLP
131 S. Dearborn Street
Chicago, Illinois 60603
Registrant’s telephone number, including area code: (630) 472-7700
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.
The registrant’s schedule of investments is as follows:
PLAN INVESTMENT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
September 30, 2008

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST
AGENCY OBLIGATIONS	6.7%

Federal Home Loan Bank Note [1]
2.24% (10/07/08)		$50,000	$49,981,333

Federal Home Loan Bank Variable Rate[1,2]
2.39% (03/13/09)		10,000	10,000,000

TOTAL AGENCY OBLIGATIONS (Cost $59,981,333)			59,981,333

BANK OBLIGATIONS	15.5%

DOMESTIC CERTIFICATES OF DEPOSIT
American Express Centurion Bank
2.81% (10/14/08)		12,000	12,000,000
Chase Bank USA NA
2.67% (10/30/08)		12,000	12,000,000
HSBC Bank USA
2.55% (11/04/08)		25,000	25,000,000
U.S. Bank National Association
2.48% (10/06/08)		25,000	25,000,000
2.77% (10/27/08)		29,000	29,000,000
Wells Fargo Bank NA
2.65% (12/19/08)		35,000	35,000,000

			138,000,000

TOTAL BANK OBLIGATIONS (Cost $138,000,000)

CORPORATE DEBT	73.1%

COMMERCIAL PAPER
ASSET BACKED SECURITIES	13.5%
Chariot Funding LLC
5.50% (10/01/08)		40,000	40,000,000
Galleon Capital LLC
6.25% (10/01/08)		40,000	40,000,000
Jupiter Securitization Company LLC
5.50% (10/01/08)		40,000	40,000,000

			120,000,000

BANKS	46.4%
ABN AMRO North Amer Finance Inc.
2.57% (10/09/08)		11,925	11,918,190
Barclays US Funding Corp.
2.79% (12/09/08)		25,000	24,866,312
Citigroup Funding, Inc.
2.94% (10/02/08)		10,000	9,999,183
2.90% (10/27/08)		10,000	9,979,056
2.93% (11/14/08)		5,000	4,982,094
2.90% (12/12/08)		28,000	27,837,600
3.15% (03/17/09)		7,000	6,897,713

PLAN INVESTMENT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
September 30, 2008
(Continued)

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST
CORPORATE DEBT (continued)

BANKS (Continued)
ING (US) Funding LLC
2.69% (10/24/08)		$23,000	$22,960,472
2.71% (12/09/08)		10,000	9,948,154
2.79% (12/19/08)		17,000	16,895,917
JPMorgan Chase & Co.
2.72% (11/17/08)		7,000	6,975,142
2.70% (12/02/08)		11,000	10,948,850
2.75% (12/10/08)		30,000	29,839,583
Natexis Banques Populaires US Financial
2.44% (10/06/08)		35,000	34,988,139
Nordea North America, Inc/DE
2.66% (10/09/08)		22,000	21,986,996
2.67% (10/15/08)		16,000	15,983,387
Rabobank USA Financial Corp
2.64% (10/29/08)		18,000	17,963,040
Societe Generale North America, Inc.
2.80% (10/14/08)		35,000	34,964,611
2.76% (12/11/08)		14,000	13,923,793
State Street Corp.
2.63% (12/09/08)		35,000	34,823,571
UBS Finance (Delaware) LLC
2.56% (10/20/08)		45,000	44,939,200

			413,621,003

FINANCE SERVICES	3.9%
General Electric Capital Corp.
2.50% (11/24/08)		35,000	34,868,750

INSURANCE	6.2%
ING America Insurance Holdings, Inc.
2.72% (10/14/08)		10,000	9,990,178

Prudential Funding LLC
2.45% (10/07/08)		25,000	24,989,792
2.50% (11/05/08)		20,000	19,951,389

			54,931,359

Sugar & Confectionary Products	2.2%
Nestle Capital Corp.
2.12% (10/06/08)		20,000	19,994,111

NOTES AND BONDS
BANKS	0.7%
HSBC USA, Inc.[2]
3.19% (08/14/09)		1,385	1,385,000

Wachovia Bank NA2
3.00% (05/01/09)		4,900	4,900,000

			6,285,000

PLAN INVESTMENT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
September 30, 2008
(Continued)

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST
CORPORATE DEBT (continued)

INSURANCE	0.2%
ING USA Global Funding [2]
3.14% (09/18/09)		$2,000	$2,000,000

TOTAL CORPORATE DEBT (Cost $651,700,223)			651,700,223

MASTER NOTES	0.3%

Security Brokers & Dealers

Citigroup Global Markets Holdings, Inc.[3]
7.22% (10/02/08)
(Cost $3,000,000)		3,000	3,000,000

REPURCHASE AGREEMENTS	13.0%

Deutsche Bank Securities, Inc.
2.25% (10/01/08) To be repurchased at $114,007,125 (collateralized by $141,746,974 par amount of Federal Home Loan Mortgage Corporation Bonds, 5.00% to 7.00%, due 02/01/36 to 06/01/38; Total Market Value is $117,420,000)		114,000	114,000,000

UBS Securities LLC
1.25% (10/01/08) To be repurchased at $2,122,074 (collateralized by $2,623,474 par amount of Federal Home Loan Mortgage Corporation Bonds, 6.00%; due 06/01/26 to 12/01/36; Total Market Value is $2,185,660)		2,122	2,122,000

TOTAL REPURCHASE AGREEMENTS (Cost $116,122,000)			116,122,000

PLAN INVESTMENT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
September 30, 2008
(Concluded)

	PERCENTAGE
	OF	AMORTIZED
	NET ASSETS	COST
INVESTMENTS IN SECURITIES (Cost $968,803,556)*	108.6%	$968,803,556

LIABILITIES IN EXCESS OF OTHER ASSETS	(8.6%)	(76,988,034)

NET ASSETS
	100.0%	$891,815,522

NET ASSET VALUE
		$1.00

*	Aggregate cost is the same for financial and Federal tax purposes.

[1]	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

[2]	Rate shown is the rate as of September 30, 2008 and the date shown is the final maturity date.

[3]	Rate shown is the rate as of September 30, 2008 and the date shown is the date on which principal and accrued interest may be recovered through demand.
FAS 157 DISCLOSURE
The following is a summary of the inputs used, as of September 30, 2008 in valuing the Money Market Portfolio’s assets carried at fair value:

Investments
in
Valuation Inputs	Securities
Level 1 - Quoted Prices	—
Level 2 - Other Significant Observable Inputs	$968,803,556
Level 3 - Significant Unobservable Inputs	—

Total	$968,803,556

PLAN INVESTMENT FUND
GOVERNMENT REPO PORTFOLIO
Schedule of Investments
September 30, 2008

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST
AGENCY OBLIGATIONS	6.6%

Federal Farm Credit Discount Note
0.10% (10/01/08)		$10,000	$10,000,000

Federal Home Loan Discount Note
0.10% (10/01/08)		40,000	40,000,000

			50,000,000

REPURCHASE AGREEMENTS	102.1%

Deutsche Bank Securities, Inc.
2.25% (10/01/08) To be repurchased at $202,375,647 (collateralized by $449,556,013 par amount of Federal Home Loan Mortgage Corporation Bonds, Federal Home Loan Mortgage Adjustable Rate Mortgage Notes, Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes, 4.42% to 7.00%; due 05/01/13 to 09/01/38; Total Market Value is $208,433,890)		202,363	202,363,000

Greenwich Capital Markets, Inc.
1.50% (10/01/08) To be repurchased at $186,007,750 (collateralized by $267,669,086 par amount of Federal Home Loan Mortgage Corporation Bonds 4.00% to 7.00%; due 05/01/14 to 07/01/38; Total Market Value is $191,580,000)		186,000	186,000,000

Merrill Lynch Government Securities Inc.
1.50% (10/01/08) To be repurchased at $186,007,750 (collateralized by $374,136,421 par amount of Federal National Mortgage Association STRIPS, Federal Home Loan Mortgage Adjustable Rate Mortgage Notes, Government National Mortgage Association, 3.50%; due 08/01/22 to 09/20/38; Total Market Value is $191,580,000)		186,000	186,000,000

UBS Securities LLC
1.25% (10/01/08) To be repurchased at $200,006,944 (collateralized by $411,314,054 par amount of Federal National Mortgage Association STRIPS & Freddie Mac STRIPS, 0.00%; due 11/15/36 to 09/01/38; Total Market Value is $206,000,000)		200,000	200,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $774,363,000)			$774,363,000

1

PLAN INVESTMENT FUND
GOVERNMENT REPO PORTFOLIO
Schedule of Investments
September 30, 2008
(Concluded)

	PERCENTAGE
	OF	AMORTIZED
	NET ASSETS	COST
REPURCHASE AGREEMENTS (continued)

TOTAL INVESTMENTS IN SECURITIES (Cost $824,363,000)*	108.7%	$824,363,000

LIABILITIES IN EXCESS OF OTHER ASSETS	(8.7%)	(66,196,777)

NET ASSETS
	100.0%	$758,166,223

NET ASSET VALUE
		$1.00

*	Aggregate cost is the same for financial and Federal tax purposes.
FAS 157 DISCLOSURE
The following is a summary of the inputs used, as of September 30, 2008 in valuing the Government Repo Portfolio’s assets carried at fair value:

Investments
in
Valuation Inputs	Securities
Level 1 - Quoted Prices	—
Level 2 - Other Significant Observable Inputs	$824,363,000
Level 3 - Significant Unobservable Inputs	—

Total	$824,363,000

2

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Plan Investment Fund, Inc.

By: Name:	/s/ Gerard T. Mallen Gerard T. Mallen
Title:	President and Chief Executive Officer
Date:	November 12, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Gerard T. Mallen Gerard T. Mallen
Title:	Principal Executive Officer
Date:	November 12, 2008

By:	/s/ Dale E. Palka

Name:	Dale E. Palka
Title:	Principal Financial Officer
Date:	November 12, 2008